Note 9: Borrowings and Lines of Credit (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Short-term Debt [Text Block]
(Dollars in millions)	2012	2011
Short-term borrowings:
Commercial paper	$320	$455
Other borrowings	183	175
Total short-term borrowings	$503	$630

Long-term Debt [Text Block]
(Dollars in millions)	2012	2011
LIBOR plus 0.270% floating rate notes due 2013	$1,000	$-
LIBOR plus 0.500% floating rate notes due 2015	500	-
1.200% notes due 2015*	1,000	-
4.875% notes due 2015*	1,200	1,200
6.290% notes due 2016***	291	-
5.375% notes due 2017*	1,000	1,000
1.800% notes due 2017*	1,500	-
6.800% notes due 2018***	99	-
6.125% notes due 2019***	300	-
6.125% notes due 2019*	1,250	1,250
8.875% notes due 2019	272	272
4.500% notes due 2020*	1,250	1,250
4.875% notes due 2020***	171	-
3.600% notes due 2021***	295	-
8.750% notes due 2021	250	250
3.100% notes due 2022*	2,300	-
1.550% junior subordinated notes due 2022**	1,100	-
7.100% notes due 2027***	141	-
6.700% notes due 2028	400	400
7.500% notes due 2029*	550	550
5.400% notes due 2035*	600	600
6.050% notes due 2036*	600	600
6.800% notes due 2036***	134	-
7.000% notes due 2038***	159	-
6.125% notes due 2038*	1,000	1,000
5.700% notes due 2040*	1,000	1,000
4.500% notes due 2042*	3,500	-
Project financing obligations	100	127
Other debt (including capitalized leases)***	403	131
Total principal long-term debt	22,365	9,630
Other (fair market value adjustments)***	353	-
Total long-term debt	22,718	9,630
Less current portion	(1,121)	(129)
Long-term portion	$21,597	$9,501

(Dollars in millions)
2013	$1,121
2014	40
2015	2,733
2016	320
2017	2,521
Thereafter	15,630
Total	$22,365